Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C 000033068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load*
Average Annual Return, Percent	14.02%	8.77%	8.97%
C 000033067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D with load
Average Annual Return, Percent	14.66%	9.25%	8.97%
Without Sales Load [Member] | C 000033068 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.11%	10.08%	9.24%
Without Sales Load [Member] | C 000033069 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.06%	7.56%	7.83%
Without Sales Load [Member] | C 000033067 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%	10.54%	9.62%
Without Sales Load [Member] | C 000033070 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%	9.22%	8.69%
Sand P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index		S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
Dow Jones Industrial Average Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average		Dow Jones Industrial Average
Average Annual Return, Percent	17.22%	7.52%	11.96%